BUSINESS SEGMENTS (SCHEDULE OF BALANCE SHEET INFORMATION, BY SEGMENT) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 31,184.2	$ 34,780.6
Liabilities	26,496.0	29,825.4
Bankers Life [Member]
Segment Reporting Information [Line Items]
Assets	19,303.0	18,230.2
Liabilities	16,697.5	15,866.4
Washington National [Member]
Segment Reporting Information [Line Items]
Assets	8,207.9	8,204.8
Liabilities	6,778.8	6,834.3
Colonial Penn [Member]
Segment Reporting Information [Line Items]
Assets	945.3	891.1
Liabilities	802.2	766.6
Other CNO Business [Member]
Segment Reporting Information [Line Items]
Assets	0	607.4
Liabilities	0	597.6
Business of CLIC being Sold [Member]
Segment Reporting Information [Line Items]
Assets	0	4,326.8
Liabilities	0	3,764.5
Corporate operations [Member]
Segment Reporting Information [Line Items]
Assets	2,728.0	2,520.3
Liabilities	$ 2,217.5	$ 1,996.0